LEASES - Summary of maturities of operating lease liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Year ending December 31, 2021	$ 1,017
Year ending December 31, 2022	1,135
Year ending December 31, 2023	1,135
Year ending December 31, 2024	1,135
Year ending December 31, 2025	1,135
Over year ending December 31, 2025	33,820
Total future minimum lease payments	39,377
Less: amount representing interest	(21,245)
Present value of future minimum lease payments	18,132
Present value of future minimum lease payments current portion	(995)	$ (895)
Present value of future minimum lease payments non-current portion	$ 17,137	$ 13,720